Subsequent Events	12 Months Ended
Oct. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]
10. SUBSEQUENT EVENTS

The Company has evaluated subsequent events occurring after the balance sheet date and has determined that there are no material events that have occurred, which would require disclosure in the financial statements